Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of income tax [Abstract]
Disclosure of income tax expense

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

South African taxation
Normal taxation	1	—	—
Deferred taxation
Other temporary differences	(13)	(15)	(18)
Change in estimated deferred tax rate	—	—	(14)
	(12)	(15)	(32)

Foreign taxation
Normal taxation	225	90	299
Prior year under (over) provision	1	(4)	(1)
Deferred taxation
Temporary differences	(4)	(13)	(28)
Prior year under (over) provision	—	4	1
Change in estimate	(2)	—	9
Change in statutory tax rate	—	—	2
	220	77	282

	208	62	250